JPMorgan U.S. Applied Data Science Value Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 1.6%
Northrop Grumman Corp.	4	1,860
RTX Corp.	12	823
		2,683
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	9	1,379
Automobile Components — 0.5%
Lear Corp.	7	896
Banks — 7.4%
Bank of America Corp.	108	2,956
Citigroup, Inc.	43	1,767
Citizens Financial Group, Inc.	32	857
M&T Bank Corp.	12	1,494
PNC Financial Services Group, Inc. (The)	14	1,779
Wells Fargo & Co.	84	3,416
		12,269
Beverages — 1.3%
Coca-Cola Co. (The)	38	2,137
Biotechnology — 3.5%
AbbVie, Inc.	15	2,209
Regeneron Pharmaceuticals, Inc. *	2	1,488
Vertex Pharmaceuticals, Inc. *	6	2,129
		5,826
Building Products — 2.0%
Johnson Controls International plc	24	1,266
Trane Technologies plc	10	2,021
		3,287
Capital Markets — 4.8%
BlackRock, Inc.	4	3,043
CME Group, Inc.	6	1,148
Morgan Stanley	36	2,957
T. Rowe Price Group, Inc.	8	825
		7,973
Chemicals — 3.3%
Axalta Coating Systems Ltd. *	68	1,818
DuPont de Nemours, Inc.	23	1,730
Linde plc	5	1,863
		5,411
Communications Equipment — 0.6%
Cisco Systems, Inc.	17	929
Consumer Finance — 0.7%
Ally Financial, Inc.	22	586
Capital One Financial Corp.	5	538
		1,124

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.1%
Target Corp.	5	602
Walmart, Inc.	8	1,191
		1,793
Containers & Packaging — 0.6%
Berry Global Group, Inc.	17	1,085
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	72	2,346
Electric Utilities — 3.5%
Constellation Energy Corp.	12	1,321
NextEra Energy, Inc.	58	3,334
Xcel Energy, Inc.	21	1,160
		5,815
Electrical Equipment — 2.4%
Eaton Corp. plc	19	4,006
Entertainment — 0.4%
Netflix, Inc. *	2	589
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B *	10	3,510
Fidelity National Information Services, Inc.	11	614
Fiserv, Inc. *	6	686
FleetCor Technologies, Inc. *	3	856
Mastercard, Inc., Class A	3	1,112
		6,778
Food Products — 1.9%
Mondelez International, Inc., Class A	36	2,519
Tyson Foods, Inc., Class A	13	627
		3,146
Ground Transportation — 2.8%
CSX Corp.	60	1,848
Norfolk Southern Corp.	11	2,122
Uber Technologies, Inc. *	14	632
		4,602
Health Care Equipment & Supplies — 2.8%
Baxter International, Inc.	25	939
Boston Scientific Corp. *	29	1,531
Medtronic plc	28	2,235
		4,705
Health Care Providers & Services — 3.3%
Centene Corp. *	19	1,326
Cigna Group (The)	9	2,411
UnitedHealth Group, Inc.	3	1,668
		5,405

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.5%
Ventas, Inc.	21	907
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	50	799
Hotels, Restaurants & Leisure — 0.8%
Expedia Group, Inc. *	7	713
Travel + Leisure Co.	16	587
		1,300
Household Durables — 0.4%
Whirlpool Corp.	5	677
Household Products — 1.7%
Procter & Gamble Co. (The)	14	2,039
Spectrum Brands Holdings, Inc.	10	767
		2,806
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	11	2,076
Industrial REITs — 2.0%
Prologis, Inc.	30	3,339
Insurance — 3.1%
Loews Corp.	39	2,499
Travelers Cos., Inc. (The)	16	2,576
		5,075
Interactive Media & Services — 0.9%
Meta Platforms, Inc., Class A *	5	1,458
IT Services — 1.2%
Amdocs Ltd.	11	909
Cognizant Technology Solutions Corp., Class A	15	1,058
		1,967
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	10	1,063
Danaher Corp.	4	1,050
		2,113
Machinery — 3.3%
Deere & Co.	3	1,063
Dover Corp.	14	1,976
Parker-Hannifin Corp.	6	2,406
		5,445
Media — 2.5%
Charter Communications, Inc., Class A *	2	997
Comcast Corp., Class A	70	3,092
		4,089
Multi-Utilities — 1.9%
Ameren Corp.	12	919

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
CMS Energy Corp.	18	919
Public Service Enterprise Group, Inc.	23	1,309
		3,147
Oil, Gas & Consumable Fuels — 9.9%
Cheniere Energy, Inc.	11	1,856
ConocoPhillips	38	4,562
EOG Resources, Inc.	20	2,503
Exxon Mobil Corp.	41	4,793
Phillips 66	11	1,303
Pioneer Natural Resources Co.	6	1,491
		16,508
Personal Care Products — 0.3%
Kenvue, Inc.	22	440
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	57	3,319
Eli Lilly & Co.	2	1,255
Jazz Pharmaceuticals plc *	8	1,000
Johnson & Johnson	9	1,403
Merck & Co., Inc.	16	1,602
Pfizer, Inc.	19	625
		9,204
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	7	822
SS&C Technologies Holdings, Inc.	7	358
		1,180
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	15	1,127
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc. *	13	1,342
Analog Devices, Inc.	10	1,723
NXP Semiconductors NV (China)	5	944
Texas Instruments, Inc.	13	2,094
		6,103
Software — 1.2%
Microsoft Corp.	6	2,067
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	8	963
Specialty Retail — 2.9%
AutoZone, Inc. *	1	1,514
Lowe's Cos., Inc.	5	1,125
O'Reilly Automotive, Inc. *	2	2,173
		4,812

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	10	974
Tobacco — 1.3%
Philip Morris International, Inc.	24	2,242
Total Common Stocks (Cost $147,799)		165,002
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $2,921)	2,921	2,921
Total Investments — 101.3% (Cost $150,720)		167,923
Liabilities in Excess of Other Assets — (1.3)%		(2,080)
NET ASSETS — 100.0%		165,843

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	12/15/2023	USD	433	(18)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$167,923	$—	$—	$167,923
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(18)	$—	$—	$(18)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$2,951	$5,620	$5,650	$— (c)	$— (c)	$2,921	2,921	$39	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.